Goodwill, Trade Name and Other Intangible Assets - Schedule of Company's Gross Carrying Amount and Related Accumulated Amortization (Detail) - Wilco Holdco Inc $ in Thousands	Dec. 31, 2019 USD ($)
Below Market Lease
Goodwill [Line Items]
Gross carrying value	$ 2,688
Accumulated amortization	(1,260)
Ending balance	1,428
Above Market Leases
Goodwill [Line Items]
Gross carrying value	10,303
Accumulated amortization	(7,234)
Ending balance	$ 3,069